Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	11,581,250	10,000,000
Ordinary shares, shares outstanding	11,581,250	10,000,000